                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /  /   (a)
             or fiscal year ending:  12/31/99 (b)

Is this a transition report?:(Y/N)  N
                                   ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing form.

1. A. Registrant Name: Fidelity Unit Investment Trust
   B. File Number:  811-07349
   C. Telephone Number: 617-563-4873

2. A. Street: 82 Devonshire Street
   B. City: Boston   State: MA  D. Zip Code: 02109    Zip Ext.  3614
   E. Foreign Country:

3. Is this the first filing on this form by the Registrant? (Y/N)  N
                                                                  ---
4. Is this the last filing on this form by Registrant? (Y/N)       N
                                                                  ---
5. Is Registrant a small business investment company (SBIC)? (Y/N) [If answer is "Y" (Yes) complete only items 89 through 110.] N
                                                                ---
6. Is Registrant a unit investment trust (UIT)? (Y/N)
   [If answer is "Y" (Yes) complete only items 111 through 132.]  Y
                                                                 ---
7. A. Is Registrant a series or multiple portfolio company? (Y/N) ___ [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at
      the end of the period?               ___

PAGE
For period ending  12/31/99                 If filing more than one
File number 811-07349                       Page 47, "X" box: _____

UNIT INVESTMENT TRUSTS
111. A. [/] Depositor Name: National Financial Services Corporation
     B. [/] File Number (If any):
     C. [/] City: Boston     State: MA  Zip Code: 02109  Zip Ext.: 361
        [/] Foreign Country:            Foreign Postal Code:

111. A. [/] Depositor Name:
     B. [/] File Number (If any):
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

112. A. [/] Sponsor Name: National Financial Services Corporation
     B. [/] File Number (If any):
     C. [/] City: Boston      State:MA  Zip Code: 02109   Zip Ext.: 361
        [/] Foreign Country:            Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (If any):
     C. [/] City:             State:    Zip Code:         Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

PAGE
For period ending 12/31/99                  If filing more than one
File number 811-07349                       Page 48, "X" box:______

113. A. [/] Trustee Name: The Chase Manhattan Bank
     B. [/] City: New York    State: NY Zip Code: 10004 Zip Ext.:2413
        [/] Foreign Country:            Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number: 8-
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

115. A. [/] Independent Public Accountant Name: Deloitte & Touche L.L.P.
     B. [/] City: New York    State: NY Zip Code: 10281  Zip Ext.: 1434
        [/] Foreign Country:            Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

PAGE
For period ending 12/31/99                  If filing more than one
File number 811-07349                       Page 49, "X" box:_____

116. Family of investment companies information:
     A. [/] Is Registrant part of a family of investment
            companies? (Y/N)                           Y
                                                      ---
     B. [/] Identify the family in 10 letters: F I D E L I T Y (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance
            company? (Y/N)                              N
                                                       ---

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)          ___

     C. [/] Scheduled premium variable life contracts? (Y/N) ___

     D. [/] Flexible premium variable life contracts? (Y/N)  ___

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)              ___

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act
         of 1933                                       18
                                                      ----

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period                    0
                                                       ---

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                      0
                                                              ---

121. [/] State the number of series for which a current prospectus was
         in existence at the end of the period          0
                                                       ---

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                 0
                                                       ---

PAGE
For period ending 12/31/99                  If filing more than one
File number 811-07349                       Page 50, "X" box:______

123. [/] State the total value of the additional units considered in
         answering item 122 ($000's omitted)            $ 0
                                                       -----

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                              $ 0
                                                      -----

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
         Registrant ($000's omitted)                   $ 0
                                                      -----

126. Of the amount shown in item 125, state the total dollar amount sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)           $ 0
                                                   -----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                  Number of    Total Assets     Total Income
                                  Series         (%000's        Distributions
                                 Investing      omitted)      ($000's omitted)
A. U.S. Treasury direct issue        7      $ 23,207          $ 2,203
                                  -------   ------------      ---------
B. U.S. Government agency            3      $ 27,236          $ 2,298
                                  -------   ------------      ---------
C. State and municipal tax-free      2      $  3,757          $   206
                                  -------   ------------      ---------
D. Public utility debt               1      $  6,506          $   468
                                  -------   ------------      ---------
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent           $                 $
                                  -------   ------------      ---------
F. All other corporate intermed. &
   long-term debt                    5      $ 21,628          $ 1,610
                                  -------   ------------      ---------
G. All other corporate short-term
   debt                                     $                 $
                                  -------   ------------      ---------
H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers                                  $                 $
                                  -------   ------------      ---------
I. Investment company equity
   securities                               $                 $
                                  -------   ------------      ---------
J. All other equity securities              $                 $
                                  -------   ------------      ---------
K. Other securities                         $                 $
                                  -------   ------------      ---------
L. Total assets of all series of
   registrant                       18      $ 82,334         $ 6,785
                                  -------   ------------      ---------

PAGE
For period ending 12/31/99                        If filing more than one
File number 811-07349                             Page 51, "X" box:______

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer? (Y/N)                        Y
                                                            ---
         [If answer is "N" (No), go to item 131.]         Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
         end of the current period? (Y/N)                 N
                                                         ---
         [If answer is "N" (No), go to item 131.]         Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
         derived from insurance or guarantees? (Y/N)      N
                                                         ---

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)        $  104
                                                      ------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-07349 811-______811-______811-______811-______
              -----
          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______


This report is signed on behalf of the registrant (or depositor or trustee) in the City of Boston and the State of Massachusetts on the 28th day of February, 2000.




                                       National Financial Services Corporation

 /s/Jody Simes -
 Trading Representative
Witness                                By:/s/Charles A. Brown, III-
                                          National Sales Manager
(Name and Title)                       ---------------------------
                                   (Name and title of person signing on
                                    behalf of registrant, depositor or trustee)